COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Nov. 16, 2023	Nov. 04, 2022	Apr. 28, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Litigation settlement	$ 3,152
Independent Advisory Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued new, restricted stock issued			1,403,973
Diagonal Lending [Member] | Convertible Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 113,300
Original issue discount		10,300
Legal fees		2,000
Due diligence fee		$ 1,000
Interest rate		8.00%
Maturity date		Nov. 04, 2024